Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Share Option Activity

The following table summarized the Group's share option activities for the year ended December 31, 2022:

	Number of options	Weighted average exercise price	Weighted average remaining contract life	Weighted average grant date fair value	Aggregate intrinsic value
		US$		US$	US$
Outstanding as of January 1, 2022	34,759,959	0.20	7.36	0.30	3,210,349
Granted	10,280,000	0.0014	—	0.12	—
Forfeited	(6,019,585)	0.0014	—	2.46	—
Exercised	(4,402,853)	0.0100	—	2.52	—
Outstanding as of December 31, 2022	34,617,521	0.20	6.82	1.00	5,366,449
Vested and expect to vest as of December 31, 2022	34,617,521	0.20	6.82	1.00	5,366,449
Exercisable as of December 31, 2022	20,646,357	0.33	5.61	0.88	2,489,373

Summary of Key Assumptions Used to Determine Fair Value of Options

In determining the fair value of the share options, the binomial option pricing model was applied. The key assumptions used to determine the fair value of the options at the respective grant dates in 2020, 2021 and 2022 were as follows:

For the years ended December 31
Grant date	2020	2021	2022
Expected volatility	50.1%~50.9%	45.6%~50.2%	58.0%~59.0%
Risk-free interest rate	2.7%~3.2%	2.9%~3.1%	2.75%~2.84%
Exercise multiples	2.2~2.8	2.2~2.8	2.2~2.8
Expected dividend yield	0.0%	0.0%	0.0%
Life of options	10 years	10 years	10 years
Fair value of underlying ordinary shares	$1.52~$4.20	$1.12~$5.32	$0.09~$0.24

Summary of Total Share-based Compensation Expense of Share Options and Restricted Shares Recognized

Total share-based compensation expense of share options and restricted shares recognized for the years ended December 31, 2020, 2021 and 2022 were as follows:

	For the years ended December 31
	2020	2021	2022
Sales and marketing expenses	35,077	25,776	17,305
Research and development expenses	68,688	60,002	28,624
General and administrative expenses	252,273	109,436	83,629
	356,038	195,214	129,558

Employee Benefit Trust
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Restricted Shares

The following table summarized the Group's activities of restricted shares held by the Shareholding Platform for the year ended December 31, 2022:

	Number of Restricted Shares	Grant date fair value per share
		US$
Outstanding as of January 1, 2022	11,132,535	3.3
Granted	—	—
Vested	(5,678,981)	3.0
Forfeited	—	—
Outstanding as of December 31, 2022	5,453,554	3.5